Supplemental Financial Information (Supplemental Financial Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 01, 2018
Supplemental Financial Information [Line Items]
Fixed-asset impairment (Note 14)	$ 0.0	$ 0.0	$ 66.3
Gain (Loss) on Sale of Assets and Asset Impairment Charges, excluding Discontinued Operations	(0.1)	(0.2)	0.5
Unbilled revenue	19.4	16.8
Customer receivables	45.0	53.3
Amounts due from partners in jointly owned stations	3.9	2.3
Due from PJM transmission settlement	1.8	16.5		$ 41.1
Other	1.2	2.4
Provision for uncollectible accounts	(0.4)	(0.9)
Total accounts receivable, net	70.9	90.4
Plant materials and supplies	10.4	7.1
Other	0.0	0.6
Total inventories, at average cost	10.4	7.7
Gain (Loss) on Disposition of Business	0.0	12.4	0.0
Gain (Loss) on Sale of Assets and Asset Impairment Charges	0.0	0.2	$ 15.7
THE DAYTON POWER AND LIGHT COMPANY [Member]
Supplemental Financial Information [Line Items]
Total accounts receivable, net	70.9	90.4
Total inventories, at average cost	$ 10.4	$ 7.7